Firsthand Technology Opportunities Fund

Portfolio of Investments, March 31, 2020 (unaudited)

	SHARES	MARKET VALUE
Common Stocks — 65.4% ($120,381,866)
Biotech — 0.5% ($875,700)
GW Pharmaceuticals PLC ADR *	10,000	$875,700
Communications — 0.8% ($1,436,800)
ViaSat, Inc. *	40,000	1,436,800
Consumer Electronics — 11.4% ($20,995,200)
Roku, Inc. *	240,000	20,995,200
Defense & Aerospace — 1.8% ($3,321,600)
Kratos Defense & Security Solutions, Inc. *	240,000	3,321,600
Education — 6.8% ($12,589,600)
2U, Inc. *	20,000	424,400
Chegg, Inc. *	340,000	12,165,200
Internet — 3.6% ($6,589,900)
Netflix, Inc. *	15,000	5,632,500
PayPal Holdings, Inc. *	10,000	957,400
Networking — 5.5% ($10,148,250)
Arista Networks, Inc. *	15,000	3,038,250
Nutanix, Inc., Class A *	450,000	7,110,000
Other Electronics — 4.1% ($7,446,600)
Cree, Inc. *	210,000	7,446,600
Renewable Energy — 2.2% ($4,070,900)
Enphase Energy, Inc. *	50,000	1,614,500
SolarEdge Technologies, Inc. *	30,000	2,456,400
Semiconductor Equipment — 0.9% ($1,735,741)
Pivotal Systems Corp. *	50,000	29,217
Revasum, Inc. *	7,113,796	1,706,524
Semiconductors — 4.0% ($7,320,400)
II-VI, Inc. *	160,000	4,560,000
NVIDIA Corp.	10,000	2,636,000
ON Semiconductor Corp. *	10,000	124,400
Services — 0.3% ($611,100)
Net 1 UEPS Technologies, Inc. *	30,000	87,300
Square, Inc., Class A *	10,000	523,800
Software — 23.5% ($43,240,075)
Adobe Systems, Inc. *	10,000	3,182,400
Bill.com Holdings, Inc. *	10,000	342,000
Coupa Software, Inc. *	20,000	2,794,600
DocuSign, Inc. *	10,000	924,000
Domo, Inc., Class B *	200,000	1,988,000
Guidewire Software, Inc. *	22,500	1,784,475
MongoDB, Inc. *	10,000	1,365,400
Okta, Inc. *	10,000	1,222,600
Palo Alto Networks, Inc. *	10,000	1,639,600

	SHARES	MARKET VALUE
Proofpoint, Inc. *	20,000	$2,051,800
Slack Technologies, Inc., Class A *	120,000	3,220,800
Splunk, Inc. *	20,000	2,524,600
Twilio, Inc., Class A *	100,000	8,949,000
Workday, Inc., Class A *	20,000	2,604,400
Zendesk, Inc. *	40,000	2,560,400
Zscaler, Inc. *	100,000	6,086,000

	Number of CONTRACTS
Purchased Put Options — 2.3% ($4,161,000)
Exchange Traded Funds — 2.3% ($4,161,000)
Invesco Trust Series 1, Exercise Price $212.00, Notional amount $19,040,000, Expiration Date 04/17/2020	1,000	2,269,000
SPDR S&P 500 ETF Trust, Exercise Price $235.00, Notional amount $25,775,000, Expiration Date 03/31/2020	1,000	1,000
SPDR S&P 500 ETF Trust, Exercise Price $250.00, Notional amount $51,550,000, Expiration Date 03/31/2020	2,000	2,000
SPDR S&P 500 ETF Trust, Exercise Price $255.00, Notional amount $25,775,000, Expiration Date 03/31/2020	1,000	6,000
SPDR S&P 500 ETF Trust, Exercise Price $275.00, Notional amount $25,775,000, Expiration Date 04/13/2020	1,000	1,883,000

	SHARES	MARKET VALUE
INVESTMENT COMPANY — 34.3% ($63,248,405)
Fidelity Investments Money Market Fund - Treasury Portfolio (1)	63,248,405	63,248,405
Total Investments (Cost $175,497,570) — 102.0%		187,791,271
Liabilities in excess of other assets — (2.0)%		(3,674,223)

Net Assets — 100.0%		$184,117,048

Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, March 31, 2020 (unaudited)

*	Non-income producing security.
(1)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, March 31, 2020 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2020:

FUND	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Firsthand Technology Opportunities Fund
Common Stocks
Biotech	$875,700	$—	$—
Communications	1,436,800	—	—
Consumer Electronics	20,995,200	—	—
Defense & Aerospace	3,321,600	—	—
Education	12,589,600	—	—
Internet	6,589,900	—	—
Networking	10,148,250	—	—
Other Electronics	7,446,600	—	—
Renewable Energy	4,070,900	—	—
Semiconductor Equipment	1,735,741	—	—
Semiconductors	7,320,400	—	—
Services	611,100	—	—
Software	43,240,075	—	—
Total Common Stock	120,381,866	—	—
Purchased Put Options Exchange Traded Funds	4,161,000	—	—
Investment Company	63,248,405	—	—
Total	$187,791,271	$—	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

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